Schedule of Future Amortization of Developed Technologies (Details) - USD ($)	Mar. 31, 2023	Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
2023	$ 835,000	$ 835,000
2024	1,113,000	1,113,000
2025	1,113,000	1,113,000
2026	1,113,000	1,113,000
2027	1,113,000	1,113,000
2026		1,113,000
Thereafter	$ 14,469,000	$ 14,468,000